Fees Summary	Oct. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,352,000.00
Previously Paid Amount	0.00
Total Fee Amount	324.81
Total Offset Amount	0.00
Net Fee	324.81
Narrative - Max Aggregate Offering Price	$ 2,352,000.00
Final Prospectus	true